Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	$ 193	$ 1,852
Derivative Liability, Current	0	8,884
Derivative Asset, Noncurrent	0	1,526
Derivative Liability, Noncurrent	5	8,656
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	193	1,389
Total Liabilities	5	17,540
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	0	1,989
Total Liabilities	0	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	193	7
Derivative Liability, Current	0	8,884
Derivative Asset, Noncurrent	0	1,382
Derivative Liability, Noncurrent	5	8,656
Bunker Swaps [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	1,845
Derivative Liability, Current	0	0
Derivative Asset, Noncurrent	0	144
Derivative Liability, Noncurrent	0	0
Total Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	193	3,378
Total Liabilities	$ 5	$ 17,540